EXHIBIT 99.1

John Deere Owner Trust 2015

Statement to Noteholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87000% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32000% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65000% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

Payment Date:				15-Dec-15

One-Month LIBOR as of the LIBOR Determination Date:				0.19700%
Class A-2B interest rate:				0.46700%

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$294,031,130.97
		(ii)	A-2A Note Pool Factor:	0.9967157

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$69,770,098.87
		(ii)	A-2B Note Pool Factor:	0.9967157

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2A Notes:		$20,741,044.43
		per $1,000 original principal amount:		$70.31

	(c)	Class A-2B Notes:		$4,921,603.76
		per $1,000 original principal amount:		$70.31

	(d)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$25,662,648.19

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2A Notes:	$213,172.57
			per $1,000 original principal amount:	$0.72

		(iii)	Class A-2B Notes:	$26,247.12
			per $1,000 original principal amount:	$0.37

		(iv)	Class A-3 Notes:	$275,000.00
			per $1,000 original principal amount:	$1.10

		(v)	Class A-4 Notes:	$113,059.38
			per $1,000 original principal amount:	$1.38

		(vi)	Total:	$627,479.07

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$731,619,203.14
		(ii)	at end of related Collection Period:	$705,205,499.91

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$721,560,412.70
		(ii)	at end of related Collection Period:	$695,897,764.51

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$0.00
		(ii)	at end of related Collection Period:	$0.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$273,290,086.54
		(ii)	A-2A Note Pool Factor:	0.9264071

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$64,848,495.11
		(ii)	A-2B Note Pool Factor:	0.9264071

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$609,682.67
		per $1,000 original principal amount of Notes and Certificate:		$0.59
	(b)	Amount of Servicing Fee earned:		$609,682.67
	(c)	Amount of Servicing Fee paid:		$609,682.67
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(9)	(a)	Scheduled Payments 30-59 days past due as of the end of the period:		$1,163,992.06
		(i)	Number of Receivables 30-59 days past due as of the end of the period:	153
		(ii)	Scheduled Payments 30-59 days past due as a percent of ending Pool Balance:	0.17%
	(b)	Scheduled Payments 60-89 days past due as of the end of the period:		$496,919.48
		(i)	Number of Receivables 60-89 days past due as of the end of the period:	56
		(ii)	Scheduled Payments 60-89 days past due as a percent of ending Pool Balance:	0.07%

	(c)	Scheduled Payments 90-119 days past due as of the end of the period:		$77,394.27
		(i)	Number of Receivables 90-119 days past due as of the end of the period:	19
		(ii)	Scheduled Payments 90-119 days past due as a percent of ending Pool Balance:	0.01%
	(d)	Scheduled Payments 120-149 days past due as of the end of the period:		$145,866.44
		(i)	Number of Receivables 120-149 days past due as of the end of the period:	11
		(ii)	Scheduled Payments 120-149 days past due as a percent of ending Pool Balance:	0.02%
	(e)	Scheduled Payments 150-179 days past due as of the end of the period:		$88,958.16
		(i)	Number of Receivables 150-179 days past due as of the end of the period:	7
		(ii)	Scheduled Payments 150-179 days past due as a percent of ending Pool Balance:	0.01%
	(f)	Scheduled Payments 180 or more days past due as of the end of the period:		$140,984.78
		(i)	Number of Receivables 180 or more days past due as of the end of the period:	14
		(ii)	Scheduled Payments 180 days or more past due as a percent of ending Pool Balance:	0.02%
	(g)	Total Scheduled Payments 30 or more days past due as of the end of the period:		$2,114,115.19
		(i)	Number of Receivables 30 or more days past due as of the end of the period:	260
		(ii)	Scheduled Payments 30 days or more past due as a percent of ending Pool Balance:	0.30%

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,046,118.13
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.86%

(11)	(a)	Current Period Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$14,715.86
		(ii)	Change in accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory(1):	$286,277.63
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii)(1):	$300,993.49
		(v)	Change in amount (Pay-off Amount) of Receivables 180 or more days past due(1):	$680,136.24
		(vi)	Change in amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$391,768.58
		(vii)	Change in number of Receivables with Recoveries:	0
		(viii)	Change in number of Receivables with Net Losses(1):	10
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance(1):	0.03%
		(x)	Aggregate Net Loss as a percent of average Pool Balance(1):	0.04%
		(xi)	Average Net Loss amount (iv/viii)(1):	$30,099.35
	(b)	Cumulative Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$35,553.65
		(ii)	Accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory:	$622,538.05
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii):	$658,091.70
		(v)	Amount (Pay-off Amount) of Receivables 180 day or more past due:	$1,286,677.55
		(vi)	Amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$1,114,582.89
		(vii)	Number of Receivables with Recoveries:	0
		(viii)	Number of Receivables with Net Losses:	38
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance:	0.06%
		(x)	Aggregate Net Loss as a percent of average Pool Balance:	0.08%
		(xi)	Average Net Loss amount (iv/viii):	$17,318.20

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,092,002.36
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(1) Receivables 180 or more days past due may become current or the accrued estimated loss percentage may decrease, which would result in the reversal of information for the period and could result in negative values for the period.